Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 - Significant Accounting Policies

A.Basis of preparation of the financial statements

The consolidated financial statements of Camtek and its subsidiaries (collectively “the Company”) have been prepared in accordance with accounting principles generally accepted in United States of America (“US GAAP”). All amounts in the notes to the financial statements are in thousands unless otherwise stated.

B.Principles of consolidation

The accompanying consolidated financial statements include the accounts of Camtek and its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

C.Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, valuation of accounts receivable and inventories. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances.

Since January 2020, the COVID-19 outbreak has dramatically expanded into a worldwide pandemic creating macro-economic uncertainty and disruption in the business and financial markets. Many countries around the world, including Israel, have been taking measures designated to limit the continued spread of the Coronavirus, including the closure of workplaces, restricting travel, prohibiting assembling, closing international borders and quarantining populated areas.

Based on management’s assessment, the extent to which the coronavirus will further impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. The Company is carefully monitoring the restrictions due to the COVID-19 outbreak and will adjust activities accordingly.

D.Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. A significant portion of materials and components purchased and operating expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels (“NIS”).

Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company’s monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

E.Cash and cash equivalents

All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.

F.Trade accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management’s best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

G.Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or net realizable value. Cost is determined by the moving – average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or net realizable value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as changing product demands due to uncertain industry related market conditions and technological changes, the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly from actual use based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Spare parts included in inventory that are not expected to be converted or consumed within the next year are classified as non-current, based on Management’s estimates taking into account market conditions.

H.Property, plant and equipment

These assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Right of use assets from operating leases are depreciated over the length of the lease contract. (See Note 2U)

Certain of the Company’s finished goods are systems used as demonstration systems, training systems, and for product development in the Company’s laboratories (“internal use”). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

I.Intangible assets

Patent registration costs are recorded at cost and amortized on a straight line basis, beginning with the first year of utilization, over its expected useful life of ten years.

J.Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset’s carrying amount exceeds its fair value. In 2020 and 2019, no impairment was noted.

K.Fair values of financial instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, short-term deposits, trade accounts receivable, trade accounts payable and amounts from related parties approximate fair value because of their short-term nature.

L.Revenue recognition

The Company’s contracts with its customers include performance obligations to provide its products or to service the installed products. A product sale contract may include an extended warranty (that is, for longer than the twelve-month standard warranty) as well as installation, both of which are considered separate performance obligations.

The Company recognizes revenue from contracts for sales of products when the Company transfers control of the product to the customer. Effective October 2020, the change in control event is generally determined upon shipping terms whereas previously it was generally upon installation at the customer’s premises. This policy change was made following operational changes to pre-shipment calibration and testing processes which have enabled the simplification and streamlining of the installation at the customer site.

Revenues from the contract are recognized in an amount that reflects the consideration the Company expects to be entitled to receive once the control of the product had been transferred to the customer and signed documentation of the arrangement, such as a signed contract or purchase order, has been received. Payment terms with customers may vary, but are generally based on milestones within the delivery process such as shipping and installation. Payment terms do not include significant financing components.

The Company does not incur costs in obtaining a contract except for agents’ commissions, which are incurred upon the recognition of revenues. Revenues are recognized over a period of less than a year and as such, there are no underlying sales commissions to be capitalized.

Service revenues consist mainly of contracts charged under time and material arrangements. Service revenues from maintenance contracts are recognized ratably over the contract period.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

L.Revenue recognition (cont’d)

Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers.

The Company’s multiple performance obligations consist of product sales, installation services and non-standard warranties. Since October 2020, following the change in the point in time at which machine revenues are recognized, for cases in which machine revenue has been recognized but installation has not occurred as of the balance sheet date, a fixed amount is deferred from revenue in respect of the installation services yet to be performed. A non-standard warranty is one that is for a period longer than 12 months. Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company records contract liabilities when the customer has been billed in advance of the Company completing its performance obligations. These amounts are recorded as deferred revenue in the Consolidated Balance Sheets.

	Year Ended December 31,
	2020	2019
	U.S. Dollars (in thousands)
Beginning of year	2,606	1,824
Deferral of revenue	1,864	2,084
Recognition of deferred revenue	(1,936)	(1,302)

Balance at end of year	2,534	2,606

M.Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

N.Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company includes the foreign currency transaction gains or losses that result from re-measuring deferred taxes in income tax expense. The Company reduces deferred tax assets with a valuation allowance to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change occurs.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

O.Research and development

Research and development costs are expensed as incurred.

P.Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year. Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options.

Q.Share-based compensation

The Company accounts for its employee share-based compensation as an expense in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. Forfeitures are recognized when they occur. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date (For details see Note 12B).

R.Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy provides the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

S.Contingent liabilities

A contingency (provision) is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

T.Government-sponsored research and development

The Company records grants received from the Israel Innovation Authority (the “IIA”, formerly known as the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade) as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the IIA are recognized as a reduction of the above-mentioned liability.

U.Leases

On January 1, 2019, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). See also Note 10A.

Upon adoption, the Company recognized total right-of-use (ROU) assets of $2,052, with corresponding lease liabilities of $2,052 on the consolidated balance sheets. The adoption did not impact the Company’s retained earnings as of January 1, 2019, or consolidated statements of income and statements of cash flows for the year ended December 31, 2018.

Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be (2.5% in 2020). The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. When determining the probability of exercising such options, the Company considers contract-based, asset-based, entity-based, and market-based factors. For leases agreements, the Company has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, for those leases, the lease payments used to measure the lease liability include all of the fixed consideration in the contract. The Company's lease agreements generally do not contain any residual value guarantees or restrictive covenants.

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 2 - Significant Accounting Policies (cont’d)

U.Leases (cont’d)

Operating lease ROU assets consist mainly of vehicles and real estate and are presented as property, plant and equipment on the consolidated balance sheet. The current portion of operating lease liabilities is included in other current liabilities and the long-term portion is presented within long-term liabilities on the consolidated balance sheet.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

ROU assets for operating leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. See Note 2(J).

V.New standards not yet adopted

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.